Receivables from financial services	12 Months Ended
Dec. 31, 2020
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Receivables from financial services

20.   Receivables from financial services

	31 December	31 December
	2020	2019
Current receivables from financial services	1,886,381	2,319,122
Non-current receivables from financial services	75,717	123,136
	1,962,098	2,442,258

Movements in provision for impairment of receivables from financial services are disclosed in Note 36.

Starting from 2016 the Group and its distributors have offered handset campaigns where subscribers can buy handsets using loans placed by Turkcell Finansman. The Group assumes credit risk in these transactions. Turkcell Finansman collects the loan from the subscriber during the contract period and the Group does not recognize handset revenue unless it is acting as principal in the handset sale.